Summary of Significant Accounting Policies	12 Months Ended
Sep. 30, 2025
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently applied for information pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

(b) Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All transactions and balances between the Company and its subsidiaries have been eliminated upon consolidation.

(c) Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

(d) Non-controlling interests

Non-controlling interests are recognized to reflect the portion of their equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder. For the Company’s consolidated subsidiaries, non-controlling interests represent a minority shareholder’s 40% ownership interest in Beijing Mofy and Xi’an Mofy as of September 30, 2025 and 2024, respectively.

Non-controlling interests are presented as a separate line item in the equity section of the Company’s Consolidated Balance Sheets and have been separately disclosed in the Company’s Consolidated Statements of Comprehensive Income (Loss) to distinguish the interests from that of the Company.

(e) Use of estimates

In preparing the consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the consolidated financial statements, as well as the reported amounts of revenue and expenses during the reporting periods. Significant items subject to such estimates and assumptions include, but are not limited to, the assessment of the allowance for credit losses, useful lives of property and equipment and intangible assets, the recoverability of long-lived assets, uncertain tax position and valuation allowance for deferred tax assets, fair value of warrants liabilities and fair value of stock-based compensation. Actual results could differ from those estimates.

(f) Cash and restricted cash

Cash includes cash on hand and demand deposits placed with commercial banks. The Company maintains most of the bank accounts in mainland China.

Restricted cash includes the pledged bank certificates of deposit provided by the company to the pledgee in relation to the company’s bank loans.

(g) Investment in short drama

Investment in short drama mainly involve cooperation between the Company as an investor and third parties. Under this cooperation model, the Company participates in the project by providing capital investment, while the cooperative party is mainly responsible for core links such as the selection of topics, planning, and production execution of the short drama. The Company does not own the distribution rights or ownership of the short drama. After the project is completed and launched, the Company can enjoy corresponding profit sharing in proportion to its investment.

The Company initially measures its investment in short dramas based on the investment cost. Cash receipts from income sharing arrangement are applied to recover the initial investment or advance, with excess recognized as income consistent with ASC 310-10-35-53A. The Company performs an impairment test on investment in short drama every fiscal year. If there is objective evidence indicating that the present value of the estimated future cash flows of such investments is lower than their carrying amount, i.e., the relevant investment income is highly likely to be unrecoverable in full, an impairment provision will be recognized for them. As of September 30, 2025, the balance of impairment provision for the Company’s Investment in short drama is $nil.

(h) Expected credit losses

The Company’s accounts receivable from both third parties and related parties, and other receivables, which is included in the prepaid expenses and other current assets,net, are within the scope of ASC326. ASC 326 introduces an approach based on expected credit losses on financial assets at amortized cost. Upon adoption of ASC326, the Company estimates the expected credit losses for accounts receivable using the roll-rate method on a collective basis when similar risk characteristics exist. The roll-rate method stratifies the receivables balance by delinquency stages and projected forward in three-month increments using historical roll rate. In each year of the simulation, losses on the receivables are captured, and the ending delinquency stratification serves as the beginning point of the next iteration. The loss rate calculated for each delinquency stage is then adjusted for both current and forecasts of economic conditions. The management then applied the adjusted loss rate to respective receivables balance.

For other receivables, the Company uses the loss-rate method to evaluate the expected credit losses on an individual basis. When establishing the loss rate, the Company makes the assessment on various factors, including historical experience, credit-worthiness of debtors, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from the debtors. The Company also provides specific provisions for allowance when facts and circumstances indicate that the receivable is unlikely to be collected.

Expected credit losses are included in general and administrative expenses in the consolidated statements of income and comprehensive income. After all attempts to collect a receivable have failed, the receivable is written off against the allowance.

(i) Accounts receivable, net

Accounts receivable are presented net of allowance for expected credit losses. Accounts receivable is recognized in the period when the Company has unconditional right to consideration for goods provided to its customers. As of September 30, 2025 and 2024, the allowance for expected credit losses was $1,041,408 and $634,321, respectively.

(j) Property and equipment, net

Property and equipment are stated at cost, net of accumulated depreciation and impairment, if any. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. Expenditures for repairs and maintenance, which do not materially extend the useful lives of the assets, are expensed as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation and amortization are removed from the accounts, and any resulting gains or losses are included in income in the year of disposition. Accumulated depreciation was $108,233 and $97,624 as of September 30, 2025 and 2024, respectively.

Estimated useful lives are as follows:

Category	Estimated useful lives
Office equipment	3 years
Leasehold improvement	Shorter of lease terms and estimated useful lives

(k) Intangible assets, net

Intangible assets are digital assets acquired from third-party suppliers and mainly include 3D models with finite lives and are carried at cost less accumulated amortization and impairment loss, if any. Intangible assets with finite lives are amortized using the straight-line method over the estimated economic life.

Estimated useful lives are as follows:

Category	Estimated useful life
Licensed digital assets	3-5 years

Licensing assets should be capitalized if they meet the following conditions:

The license provides the Company with the exclusive or non-exclusive right to use the intellectual property for a specific period.

The acquired license has a determinable useful life, and the costs are directly attributable to the acquisition.

The contract is enforceable and provides rights that the Company can rely on for future benefit.

The acquisition of the license is not considered part of ordinary inventory or operating costs.

(l) Long-term investments

The Company’s long-term investments include equity investments in entities. Equity securities without readily determinable fair values and over which the Company has neither significant influence nor control through investments in common stock or in-substance common stock are measured and recorded using a measurement alternative that measures the securities at cost minus impairment, if any, plus or minus changes resulting from qualifying observable price changes.

In December 2023, the Company made an investment of $284,998 (or RMB 2,000,000) in New Era (Beijing) Technology Co., Ltd (“New Era Technology”), over which the Company owned 6.25% equity interest. On April 1, 2025, the Company made an investment of $201,000  in Wetruck Techenable Solutions PLC (“Wetruck”), over which the Company owned 6.70% equity interest. The carrying value of the Company’s long-term investments measured under this alternative measurement was $481,938, and $284,998 as of September 30, 2025 and 2024, respectively. No impairment loss was recognized for long-term investments as of September 30, 2025 and 2024, respectively.

(m) Impairment of long-lived assets other than goodwill

Long-lived assets are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be fully recoverable or that the useful life is shorter than the Company had originally estimated. When such events occur, the Company evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Company recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. No impairment charge was recognized for the years ended September 30, 2025 and 2024.

(n) Fair value of financial instruments

The Company applies ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820’’). ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided at fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

●	Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

●	Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Unless otherwise disclosed, the fair value of the Company’s financial instruments including cash, accounts receivable, advances to vendors, prepaid expenses and other current assets, short-term bank loans, accounts payable, advances from customers, due to related parties, taxes payable, and accrued expenses and other current liabilities approximate their recorded values due to their short-term maturities. The fair value of longer-term leases approximates their recorded values as their stated interest rates approximate the rates currently available.

The Company’s non-financial assets, such as property and equipment would be measured at fair value only if they were determined to be impaired.

(o) Leases

The Company accounts for leases in accordance with ASC Topic 842, Leases (“ASC 842”). The Company determines if an arrangement is a lease at inception. All the Company’s leases are operating leases. Operating lease right-of-use assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate (“IBR”) based on the information available at commencement date in determining the present value of future payments. The operating lease ROU asset also includes any lease payments made and excludes lease incentives and includes initial direct costs incurred. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expenses for minimum lease payments are recognized on a straight-line basis over the lease term. All operating lease right-of-use assets are reviewed for impairment annually. There was no impairment for operating lease right-of-use lease assets for the years ended September 30, 2025, 2024 and 2023.

The Company elected not to record assets and liabilities on its consolidated balance sheet for lease arrangements with terms of 12 months or less. The Company recognizes lease expenses for such leases on a straight-line basis over the lease term.

(p) Revenue recognition

The Company adopted ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”) for the years ended September 30, 2025, 2024 and 2023. In accordance with ASC 606, revenues from contracts with customers are recognized when control of the promised goods or services are transferred to the customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. The Company determines revenue recognition through the following steps: (i) identify the contracts with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when, or as the entity satisfies a performance obligation.

The Company’s revenues are derived principally from virtual technology service, digital marketing and digital asset development and others.

Revenue from virtual technology service

The Company engages in virtual content production for visual effects in movies, television series, animations, games, advertisements, tourism, augmented reality (“AR”) and virtual reality (“VR”) technology, etc. The virtual content production contracts are primarily on a fixed price basis, which requires the Company to perform services for visual effects design, content development, production and integration based on customers’ specific needs. The required production period is generally less than one year.

The virtual content production services are considered to be a single performance obligation because the Company provides a significant service of integrating different services underlying each contract, which are highly interdependent and interrelated with one another. The Company currently does not have any modification of contract, and the contracts currently do not have any variable consideration.

The customer of the virtual content production contract can only obtain control of the produced virtual content after the project is completed. The Company satisfies its performance obligation at a point in time only when it transfers the developed content to the customer. The virtual content becomes an asset when it is developed by the Company. The Company can direct the use of the product and obtain substantially all of the remaining benefits of the asset. The customer can direct the use and obtain benefits of the assets only after the development is completed and control has transferred from the Company upon acceptance by the customer. The customer does not simultaneously receive or consume the benefits provided by the Company’s performance as the Company performs. The customer can only benefit from the final output of the virtual content as delivered by the Company. The customer does not have control over the content as it is developed. The developed virtual content may be sold as digital assets by the Company and the payment is collected in advance based on the contract upon each milestone and would be refundable if the Company does not meet the customer’s needs or there is other default. Hence, none of the criteria of ASC 606-10-25-27 is met. Revenue from virtual content production is recognized at the point in time when the Company satisfies the performance obligation by transferring promised virtual content product upon acceptance by customers.

Revenue from digital asset development and others

The Company enters into copyright licensing contracts to authorize production rights, adaptation rights, sublicense rights of licensed copyrights and digital assets with entertainment production companies. The licensing provides customers the right to use the Company’s IP as it exists since neither of the criteria stated in ASC 610-10-55-62 are met. The specific licensed copyrights and digital assets authorized to customers are all developed IP, which are unique and do not require ongoing maintenance or effort from the Company to assure the usefulness of the license. The Company is entitled to receive the license fee under the licensing arrangements and does not have any future obligation once it has provided the underlying IP content to the licensee. The Company may use such authorized assets as a base model to produce new digital assets; however, these customers will not be contractually or practically required to use them. The revenue is recognized at the point in time when the licensed copyright and digital asset are made available for the customer’s use and benefit.

Disaggregation of revenue

The following table summarizes disaggregated revenue for the years ended September 30, 2025, 2024 and 2023:

	For the years ended September 30,
	2025	2024	2023
	US$	US$	US$
Category of Revenue
Virtual technology service	$33,113,913	$20,900,022	$15,382,324
Digital asset development and others	22,827,370	20,460,931	11,507,587
	$55,941,283	$41,360,953	$26,889,911
Timing of Revenue Recognition
Services transferred at a point in time	$55,941,283	$41,360,953	$26,889,911
Services transferred over time	—	—	—
	$55,941,283	$41,360,953	$26,889,911

Revenue recognized on gross basis	$55,941,283	$41,360,953	$26,889,911
Revenue recognized on net basis	—	—	—
	$55,941,283	$41,360,953	$26,889,911

Contract balance

The Company recognizes accounts receivable in its consolidated balance sheets when it performs a service in advance of receiving consideration and it has the unconditional right to receive consideration. Payments received from its customers are based on the payment terms established in its contracts. Such payments are initially recorded to advances from customers and are recognized as revenue as the Company satisfies its performance obligations. As of September 30, 2025 and 2024, the balance of advances from customers amounted to $6,726,413 and $3,837,621, respectively. Substantially all of advances from customers will be recognized as revenue during the Company’s following fiscal year.

(q) Cost of revenue

Cost of revenues consists primarily of outsourcing content production cost, amortization cost of intangible assets, payroll and related costs for employees involved with the Company’s operations and product support, such as rental and depreciation expenses. These costs are charged to the consolidated statement of comprehensive income (loss) as incurred.

(r) Selling expenses

Selling expenses consist primarily of promotion and advertising expenses, staff costs and other daily expenses which are related to the selling and marketing departments. These expenses are charged to the consolidated statement of comprehensive income (loss) as incurred.

(s) General and administrative expenses

General and administrative expenses consist primarily of salaries and welfare expenses and related expenses for employees involved in general corporate functions, including accounting, legal and human resources, and costs associated with use by these functions of facilities and equipment, such as traveling and general expenses, professional service fees and other related expenses. These expenses are charged to the consolidated statement of comprehensive income (loss) as incurred.

(t) Research and development expenses

Research and development expenses consist primarily of employee salaries and benefits for research and development personnel, allocated overhead and outsourced development expenses. Cost incurred for the internally developed IP of virtual content, scripts and digital assets to be licensed or sold during the planning and designing stage are expensed when incurred and are included in the research and development expenses. Costs incurred in the development phase subsequent to establishing technological feasibility of such IP are capitalized. During the fiscal years ended September 30, 2025, 2024 and 2023, as no such costs qualified for capitalization, all of the costs incurred for the internally developed IP of virtual content, scripts and digital assets to be licensed or sold are expensed.

(u) Income taxes

The Company accounts for income taxes in accordance with ASC Topic 740, Income Taxes (“ASC 740”). ASC 740 requires an asset and liability approach for financial accounting and reporting for income taxes and allows recognition and measurement of deferred tax assets based upon the likelihood of realization of tax benefits in future years. Under the asset and liability approach, deferred taxes are provided for the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is provided for deferred tax assets if it is more likely than not these items will either expire before the Company is able to realize their benefits, or future deductibility is uncertain. The Company’s subsidiaries in the PRC and Hong Kong are subject to the income tax laws of the PRC and Hong Kong. Income tax expense outside of the PRC was $nil, $3,328 and $nil for the years ended September 30, 2025, 2024 and 2023, respectively.

The provisions of ASC 740-10-25, Accounting for Uncertainty in Income Taxes, prescribe a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. Tax positions that meet the “more likely than not” recognition threshold are measured, using a cumulative probability approach, at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The estimated liability for unrecognized tax benefits is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and or developments with respect to tax audits, and the expiration of the statute of limitations. Additionally, in future periods, changes in facts and circumstances, and new information may require the Company and its wholly-owned subsidiaries to adjust the recognition and measurement of estimates with regards to changes in individual tax position. Changes in recognition and measurement of estimates are recognized in the period which the change occurs. ASC 740 also provides guidance on the recognition of income tax assets and liabilities, classification accounting for interest and penalties associated with tax positions, years open for tax examination, accounting for income taxes in interim periods and income tax disclosures. As of September 30, 2025 and 2024, there were $2,587,800 and $1,940,649, respectively, of unrecognized tax benefits included in income tax payable that if recognized would impact the effective tax rate. As of September 30, 2025, income tax returns for the tax years ended December 31, 2020 through December 31, 2024 remain open for statutory examination.

(v) Value-added tax (“VAT”)

The Company’s PRC subsidiaries are subject to value-added tax (“VAT”) and related surcharges based on gross sales or service price depending on the type of services provided in the PRC (“output VAT”), and the VAT may be offset by VAT paid by the Company on service purchases (“input VAT”). The applicable rate of output VAT or input VAT for the Company is 6%. Gross sales or service price charged to customers is subject to output VAT at a rate of 6% and subsequently paid to PRC tax authorities after netting input VAT on purchases incurred during the period. The Company’s revenues are presented net of VAT collected on behalf of PRC tax authorities and its related surcharges; the VAT is not included in the consolidated statements of comprehensive income (loss). All of the VAT returns filed by the Company’s subsidiaries in the PRC have been and remain subject to examination by the tax authorities for five years from the date of filing.

(w) Warrant liabilities

The Company accounts for the warrants issued in connection with ordinary shares (see note 12) in accordance with the guidance contained in ASC Topic 815-40, Derivatives and Hedging - Contracts in Entity’s Own Equity (“ASC 815”), under which the warrants do not meet the criteria for equity treatment and will be recorded as liabilities. Accordingly at initial recognition, the Company classifies such warrants as liabilities at their fair value. This warrant liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the consolidated statements of operations. For the years ended September 30, 2025 ,2024 and 2023, the total change in its fair value was loss of $4.20 million, gain of $6.83 million and $nil, respectively.

(x) Earnings per share

The Company computes earnings per share (“EPS”) in accordance with ASC Topic 260, Earnings per Share (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS are computed by dividing net (loss) income available to ordinary shareholders of the Company by the weighted average ordinary shares outstanding during the period. Diluted EPS takes into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares. Potential ordinary share that has an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted earnings per share. For the years ended September 30, 2025 ,2024 and 2023 there were no dilutive shares.

(y) Foreign currency translation and transactions

The reporting currency of the Company is U.S. dollars (“US$”) and the accompanying consolidated financial statements have been expressed in US$. The Company’s principal country of operations is the PRC. The financial position and results of its operations are determined using the Chinese Yuan (“RMB”), the local currency, as the functional currency. The Company’s consolidated financial statements have been translated into the reporting currency, US$. The results of operations and the consolidated statements of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income (loss) included in consolidated statements of changes in equity (deficit). Gains and losses from foreign currency transactions and balances are included in the results of operations.

The value of RMB against US$ and other currencies may fluctuate and is affected by, among other things, changes in the PRC’s political and economic conditions. Any significant revaluation of RMB may materially affect the Company’s financial condition in terms of US$ reporting. The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements:

	September 30, 2025	September 30, 2024
Year-end spot rate	7.1190	7.0176

	For the years ended September 30,
	2025	2024	2023
Average rate	7.2125	7.2049	7.0553

(z) Stock-based compensation

The Company recognizes stock-based compensation expense on a straight-line basis over the applicable requisite service period, based on the grant-date fair value of the award. To the extent a stock-based award is subject to performance conditions, the amount of expense recorded in a given period, if any, reflects the Company’s assessment of the probability of achieving the performance targets.

Fair value of stock options and shares subject to the Company’s employee stock purchase plan are estimated using the Black-Scholes valuation model; fair value of performance share unit (“PSU”) awards, restricted stock unit (“RSU”) awards and restricted stock awards (“RSA”) is based on the closing market price on the day preceding the grant. The company’s accounting treatment of forfeiture expenses reversals is at the forfeiture date and does not estimate future forfeitures prior to their actual occurrence.

Shares to be issued upon the exercise of stock options or the requisite service period of stock awards will come from newly issued shares.

(aa) Segment reporting

ASC Topic 280, Segment Reporting (“ASC 280”) establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and the types of customers to help users of financial statements to better understand the Company’s performance, assess its prospects for future cash net cash flow and make more informed judgements about the Company in a whole.

The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Company’s CODM has been identified as the CEO, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company.

Based on the management’s assessment, the Company determined that it has only one operating segment and therefore one reportable segment as defined by ASC 280. The Company’s assets are substantially all located in the PRC and substantially all of the Company’s revenue and expense are derived in the PRC. Therefore, no geographical segments are presented.

(ab) Significant risks and uncertainties

Currency convertibility risk

Substantially all of the Company’s operating activities are settled in RMB, which is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other Company foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

Concentration and credit risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and accounts receivable.

The Company maintains certain bank accounts in the PRC, Hong Kong and Cayman. As of September 30, 2025 and 2024, cash balances in the PRC are $441,123 and $5,691,192, respectively. On May 1, 2015, China’s new Deposit Insurance Regulation came into effect, pursuant to which banking financial institutions, such as commercial banks, established in the PRC are required to purchase deposit insurance for deposits in RMB and in foreign currency placed with them. Such Deposit Insurance Regulation would not be effective in providing complete protection for the Company’s accounts, as its aggregate deposits are much higher than the compensation limit, which is RMB500,000 for one bank. Other than such deposit insurance mechanism, the Company’s bank accounts are not insured by Federal Deposit Insurance Corporation insurance or other insurance. However, the Company believes that the risk of failure of any of these Chinese banks is remote. Bank failure is uncommon in the PRC and the Company believes that those Chinese banks that hold the Company’s cash are financially sound based on public available information.

Accounts receivables are typically unsecured and derived from services rendered to customers that are located in China, thereby exposed to credit risk. The risk is mitigated by the Company’s assessment of customers’ creditworthiness and its ongoing monitoring of outstanding balances. The Company has a concentration of its accounts receivable with specific customers.

Major Customers

For the year ended September 30, 2025, one customer accounted for approximately 16% of total revenues. As of September 30, 2025, the balance due from four customers accounted for approximately 22%, 20%, 18% and 13% of the Company’s total accounts receivable, respectively.

For the year ended September 30, 2024, two customers accounted for approximately 13% and 11% of total revenues, respectively. As of September 30, 2024, the balance due from four customers accounted for approximately 36%, 15%, 14% and 12% of the Company’s total accounts receivable, respectively.

For the year ended September 30, 2023, one customer accounted for approximately 10% of total revenues. As of September 30, 2023, the balance due from four customers accounted for approximately 23%, 16%, 16% and 15% of the Company’s total accounts receivable, respectively.

Major Suppliers

For the year ended September 30, 2025, four suppliers accounted for approximately 19%, 14%, 11% and 11% of the total purchases, respectively. As of September 30, 2025, two suppliers accounted for approximately 15% and 10% of the Company’s accounts payable, respectively.

For the year ended September 30, 2024, two suppliers accounted for approximately 14% and 13% of the total purchases, respectively. As of September 30, 2024, four suppliers accounted for approximately 22%, 16%, 11% and 10% of the Company’s accounts payable, respectively.

For the year ended September 30, 2023, three suppliers accounted for approximately 23%, 13% and 12% of the total purchases, respectively. As of September 30, 2023, two suppliers accounted for approximately 26% and 21% of the Company’s accounts payable, respectively.

Interest rate risk

Fluctuations in market interest rates may negatively affect the Company’s financial condition and results of operations. The Company is exposed to floating interest rate risk on cash deposit and floating rate borrowings, and the risks due to changes in interest rates are not material. The Company has not used any derivative financial instruments to manage the Company’s interest risk exposure.

(ac) Recent accounting pronouncements

In December 2023, the FASB issued ASU 2023-09 “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”. The Update requires that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold (if the effect of those reconciling items is equal to or greater than 5 percent of the amount computed by multiplying pretax income [or loss] by the applicable statutory income tax rate). The ASU is effective for public business entities for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. The Company will adopt this ASU on October 1, 2026. The Company does not expect the adoption will have a material impact on the Company’s consolidated financial statements and related disclosures.

In November 2024, the FASB issued ASU No. 2024-03 (“ASU 2024-03”), Disaggregation of Income Statement Expenses. The guidance primarily will require enhanced disclosures about certain types of expenses. The amendments in ASU 2024-03 are effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027 and may be applied either on a prospective or retrospective basis.

In December 2024, the FASB issued ASU 2024-12 “Income Taxes (Topic 740): Enhancements to Disclosures about Unrecognized Tax Benefits”. The Update requires that public business entities on an annual basis (1) disclose the rollforward of unrecognized tax benefits disaggregated by major tax jurisdiction and (2) provide detailed explanations for significant changes in unrecognized tax benefits during the reporting period, including the nature of the underlying tax positions, relevant tax years, and the impact of tax authority rulings or settlements. The ASU is effective for public business entities for annual periods beginning after December 15, 2025. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2026. Early adoption is permitted for all entities for any annual period for which financial statements have not yet been issued or made available for issuance. The Company does not expect the adoption will have a material impact on the Company’s consolidated financial statements and related disclosures.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. The Board is issuing the amendments in this Update to reduce the complexity and cost of estimating credit losses for current accounts receivable and contract assets, while maintaining the relevance and reliability of financial information. Preparers currently apply the CECL model to estimate expected credit losses, which requires consideration of historical loss experience, current economic conditions, and reasonable and supportable forecasts. While this model enhances forward-looking credit loss estimation, stakeholders (especially private companies and nonprofits) have suggested possible improvements to better (1) alleviate the burden of developing and documenting macroeconomic forecasts for short-term assets with minimal exposure to long-term economic volatility, (2) align credit loss estimation with operational realities by leveraging more practical and real-time data, and (3) improve the accuracy of loss estimates while reducing unnecessary complexity in the accounting process. The Board decided that the amendments should be effective for all entities for annual periods beginning after December 15, 2025, including interim periods within those fiscal years, and early adoption is permitted for financial statements not yet issued or made available for issuance. The Company does not expect the adoption will have a material impact on the Company’s consolidated financial statements and related disclosures.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated financial position, statements of comprehensive income and cash flows.